Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Inventories

5.      Inventories

Inventories, consist of the following:

	As of December 31,
	2025	2024
Raw materials	$3,067,178	$2,233,878
Goods in transit	142,162	3,360,649
Work in progress	—	64,902
Finished goods	3,617,830	2,068,461
	6,827,170	7,727,890
Less: provision of stock obsolescence	(539,658)	(298,597)
	$6,287,512	$7,429,293

Movement in the Provision of stock obsolescence was as follows:

	As of December 31,
	2025	2024
Opening balance	$(298,597)	(330,065)
Provision for the year	(346,890)	(123,342)
Write-offs	105,829	154,810
Closing balance	$(539,658)	(298,597)

As of December 31, 2025, the Group wrote off inventory of US$105,829 due to the disposal of slow-moving inventories and recognized additional Stock obsolescence of US$346,890. As of December 31, 2024, the Group wrote off inventory of US$154,810 due to the disposal of slow-moving inventories and recognized additional stock obsolescence of US$123,342.